 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OR ABOUT NOVEMBER 27,
                                      2002


                                                     REGISTRATION NOS.   2-70162
                                                                        811-3121
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                        POST-EFFECTIVE AMENDMENT NO. 23                      /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 24                             /X/
                            ------------------------

                       EQUITRUST MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
              (Address of Principal Executive Offices) (Zip Code)

                                 (515) 225-5586
              (Registrant's Telephone Number, including Area Code)

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
                    (Name and Address of Agent for Service)

                            ------------------------

                                    COPY TO:

                            JAMES A. ARPAIA, ESQUIRE
                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                               CHICAGO, IL 60601

                            ------------------------


It is proposed that this filing will become effective (check appropriate box)
/ / immediately upon filing pursuant to paragraph (b)
/X/ on December 1, 2002 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       EQUITRUST MONEY MARKET FUND, INC.
                  -------------------------------------------

                                   PROSPECTUS


                                December 1, 2002


EquiTrust Money Market Fund, Inc. (the "Fund") is a no-load, open-end, diversified management investment company with an investment objective of maximum current income consistent with liquidity and stability of principal.

Shares of the Fund may be purchased at their net asset value without any sales charge. The minimum initial investment is $500 and subsequent investments may be made in any amount. Shares may be redeemed at any time at net asset value as described in this Prospectus.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED SHARES
   OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             EquiTrust Mutual Funds
                             5400 University Avenue
                          West Des Moines, Iowa 50266
                                  877-860-2904

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


AN OVERVIEW OF THE FUND.............................................           2
RISK/RETURN SUMMARY.................................................           3
FEES AND EXPENSES...................................................           4
INVESTMENT OBJECTIVE AND PRINCIPAL RISK FACTORS.....................           4
      Investment Objective..........................................           4
      General Discussion of Risks...................................           4
      General Types of Investment Risk..............................           5
DESCRIPTION OF PRINCIPAL SECURITY TYPES AND ASSOCIATED RISKS........           5
HOW TO BUY SHARES...................................................           7
HOW TO REDEEM SHARES................................................           8
NET ASSET VALUE.....................................................           9
OTHER SHAREHOLDER SERVICES..........................................          10
      Periodic Withdrawal Plan......................................          10
      Automatic Investment Plan.....................................          10
      Exchange Privilege............................................          10
      Facsimile Requests............................................          11
      Retirement and Education Plans................................          11
PORTFOLIO MANAGEMENT................................................          12
OTHER INFORMATION...................................................          12
      Distributor...................................................          12
      Privacy Notice................................................          12
      Investor Education and Protection.............................          13
DISTRIBUTIONS.......................................................          14
TAXES...............................................................          14
FINANCIAL HIGHLIGHTS................................................          16
ADDITIONAL INFORMATION..............................................  Back Cover
      Shareholder Inquiries.........................................  Back Cover
      Annual/Semi-Annual Reports to Shareholders....................  Back Cover
      Statement of Additional Information...........................  Back Cover


--------------------------------------------------------------------------------

YIELD AND PURCHASE INFORMATION
TOLL-FREE 877-860-2904
DES MOINES 515-225-5586

                            AN OVERVIEW OF THE FUND
--------------------------------------------------
(SIDEBAR)
INVESTOR PROFILE
WHO SHOULD CONSIDER INVESTING IN THIS FUND?
You may want to invest more of your assets in this Fund if you:
- require stability of principal
- are seeking a mutual fund for the cash portion of an asset allocation program
- need to "park" your money temporarily
                                       or
- consider yourself a saver rather than an investor
You may want to invest less of your assets in this Fund if you:
- are seeking an investment that is likely to outpace inflation
- are investing for retirement or other goals that are many years in the future
                                       or
- are investing for growth or maximum current income

(End Sidebar)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

WHAT IS THIS FUND'S GOAL?

The Fund seeks maximum current income consistent with liquidity and stability of principal. The Fund intends to maintain a stable net asset value of $1.00 per share.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS OBJECTIVE?

This Fund invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 95% of the Fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the Fund's assets must be invested in securities rated in the two highest rating categories. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.
--------------------------------------------------------------------------------
PRINCIPAL RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

As with any money market fund, the yield paid by the Fund will vary with changes in interest rates. Also, there is a possibility that the Fund's share value could fall below $1.00, which could reduce the value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Before you invest, please carefully read the section on "Principal Risk Factors."

                              RISK/RETURN SUMMARY
--------------------------------------------------

The following bar chart provides an illustration of the performance of the Fund for each of the last ten years. The bar chart indicates the degree of variability that the Fund experienced in its performance from year to year. This reflects the degree of risk of an investment in the Fund. Please remember that past performance is no indicator or guarantee of the results that the Fund may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart.

The table compares the average annual total returns of the Fund to those of the 90-day T-Bill Index over the periods shown. The 90-day T-Bill Index is a widely recognized index of three-month Treasury bills. The 90-day T-Bill Index figures do not reflect any fees or expenses, and you cannot invest directly in the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUAL RETURNS
Calendar Years*  Percent

92   2.50%
93   1.84%
94   2.66%
95   4.48%
96   3.91%
97   4.15%
98   4.46%
99   3.82%
00   4.95%
01   2.86%


* The year-to-date return as of September 30, 2002 was 0.44%.

 ----------------------------------------------------
 BEST QUARTER:        4Q 2000                1.31%
 ----------------------------------------------------
 WORST QUARTER:       4Q 2001                0.29%
 ----------------------------------------------------



    AVERAGE ANNUAL TOTAL RETURN         ONE YEAR     FIVE YEARS     TEN YEARS
        (for periods ending             --------     ----------     ---------
        December 31, 2001)

         MONEY MARKET FUND                2.86%         4.04%          4.89%
                                         -----         -----          -----

        90-DAY T-BILL INDEX               4.07%         5.03%          4.98%
                                         -----         -----          -----



The performance data was calculated after deducting all fees and charges actually incurred by the Fund. During certain periods shown, EquiTrust Investment Management Services, Inc. (the "Adviser") reimbursed the Fund for certain operating expenses, which lowered expenses for the Fund.


In addition, effective November 15, 2002 the Adviser voluntarily waived its management fee. This waiver may be revoked at any time at the option of the Adviser.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
    Maximum Sales Load Imposed on Purchases.................   None
    Maximum Sales Load Imposed on Reinvested Dividends......   None
    Deferred Sales Load.....................................   None
    Redemption Fee..........................................   None
    Exchange Fee............................................   None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
(As a percentage of net assets)
    Management Fee..........................................  0.25%
    12b-1 Fees..............................................   None
    Other Expenses..........................................  0.87%
                                                              -----
            Total Fund Operating Expenses...................  1.12%
                                                              =====
Effective November 15, 2002, the Adviser voluntarily waived its management fee. This waiver may be revoked at any time at the option of the Adviser.



                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------
EXAMPLE
This example is intended to help you compare the
  cost of investing in the Fund with the cost of
  investing in other mutual funds. This example
  assumes that you invest $10,000 in the Fund for
  the time periods indicated and then redeem all
  of your shares at the end of those periods. This
  example also assumes that your investment has a
  5% return each year and the Fund's operating
  expenses remain the same. Although your actual
  costs may be higher or lower, based on those
  assumptions your costs would be:................   $114    $356     $617     $1,363


--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    The Fund seeks maximum current income consistent with liquidity and stability of principal. The Fund's investment objective may not be changed without shareholder approval.
--------------------------------------------------------------------------------

GENERAL DISCUSSION OF RISKS


    The Fund is subject to the risk of income volatility, financial risk (credit risk), and market risk (interest rate risk). Income volatility refers to the degree and rapidity with which changes in overall market interest rates diminish the level of current income from a portfolio of income bearing securities. Financial risk relates to the ability of an issuer of a debt security to pay principal and interest on such security on a timely basis and is the risk that the issuer could default on its obligations and the Fund could lose its investment. In general, market risk is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline.

    Since the Fund is managed to maintain a constant $1.00 share price, the Fund is subject to little market or financial risk because it invests in high quality short-term investments that reflect current market interest rates. However, the Fund could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

    Also, as with all mutual funds, there is no guarantee that the Fund will achieve its goal.

    An investment in the Fund should help you meet your individual investment goals for principal stability, liquidity and income, but it should not represent your complete investment program.

--------------------------------------------------------------------------------

GENERAL TYPES OF INVESTMENT RISK

    CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

    FINANCIAL RISK. For income-bearing securities, credit risk.

    INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.


    INTEREST RATE RISK. The risk of declines in market value of an income-bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.



    LEVERAGE RISK. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as using certain derivative securities. A Portfolio's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. The Fund may also incur additional costs in taking a leveraged position that may not be incurred in taking a non-leveraged position.


    LIQUIDITY RISK. The risk that certain securities or other investments may be difficult or impossible to sell at the time the Fund would like to sell them or at the price the Fund values them.


    MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably due to factors that have nothing to do with the issuer. This risk is common to all income-bearing securities and mutual funds that invest in them.


    VALUATION RISK. The risk that the market value of an investment will fall substantially below the Fund's valuation of the investment.

--------------------------------------------------------------------------------

DESCRIPTION OF PRINCIPAL SECURITY TYPES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------


    U.S. GOVERNMENT SECURITIES. To meet liquidity needs, the Fund may invest from time to time in U.S. Government securities, which include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities. The Fund's investments in U.S. Government securities are subject to interest rate risk.

    U.S. GOVERNMENT AGENCY OR INSTRUMENTALITY SECURITIES. The Fund invests principally in U.S. Government agency or instrumentality securities, which include debt securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Although these securities are not direct obligations of the U.S. Government, some are supported by the full faith and credit of the U.S. Treasury; others are supported only by the limited right of the issuer to borrow from the U.S. Treasury; and others depend solely upon the credit of the agency or instrumentality and not the U.S. Treasury. In addition, the Fund's investments in U.S. Government agency and instrumentality securities are subject to interest rate risk.


    COMMERCIAL PAPER. Commercial paper, which generally produces a higher yield than U.S. Government agency and instrumentality securities, is a core part of the Fund's investments. Commercial paper consists of short-term unsecured promissory notes issued by corporations, primarily to finance short-term credit needs. The Fund will only invest in commercial paper that is rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, issued by a corporation having an outstanding debt issue rated at least AA or Aa by S&P or Moody's. There is the possibility that a commercial paper issuer will not be able to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.


    In addition, the Fund may invest in commercial paper issued by major corporations in reliance on the so-called "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933 subject to the above noted requirements with respect to ratings. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold only to institutional investors. If the Fund wants to sell any Section 4(2) paper that it holds, such sale normally must be to another institutional investor through or with the assistance of the issuer or an investment dealer who makes a market in the Section 4(2) paper. Due to these restrictions on resale, Section 4(2) paper may be subject to liquidity risk.


    REPURCHASE AGREEMENTS. From time to time, the Fund may invest in repurchase agreements for cash management purposes. A repurchase agreement is an instrument under which the Fund acquires a security from the seller who agrees, at the time of the sale, to repurchase the security at a predetermined time and price. Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another person. Or, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be sold to pay off the seller's debts.

    SHORT-TERM TRADING. It is the Fund's intention, generally, to hold securities to maturity. Nevertheless, the Fund may sell portfolio securities prior to maturity to realize gains or losses to shorten the Fund's average maturity and may reduce or withhold dividends if it deems such actions appropriate to maintain a stable net asset value. In addition, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments.

    The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities that are fundamental and may not be changed without the approval of a majority of the Fund's outstanding shares as defined in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

    Shares of the Fund are offered and sold on a continuous basis. The offering price per share will be at the net asset value ("NAV") next determined after an order and payment is received in the form described below. Orders received in proper form prior to the close of trading on the New York Stock Exchange (the "NYSE") (generally 3 p.m. Central time) will be effected that business day. Orders received after that time will be effected the next business day. Purchase orders in proper form received by wire transfer will be effected at the next determined NAV. If you invest by mail, purchase orders in proper form will be effected at the NAV next determined after the funds have been converted into federal funds, normally one full business day after receipt. The Fund is generally open for business, and its NAV is computed, on each day the NYSE is open for trading. The Fund reserves the right to reject any purchase order and to change the minimum purchase requirements at any time. (The Fund does not accept purchases made via direct deposit.)

    INITIAL PURCHASE


    The minimum initial purchase is $500, except there is no minimum initial investment for retirement accounts and accounts opened under bona fide payroll deduction plans. There is no sales charge. An Application is included in the back of this Prospectus or may be obtained from a registered representative of any broker-dealer that sells the Fund. The proper form for initial purchase orders is as follows:


    By Mail:

    Complete the Application and mail it with your check payable to "EquiTrust Money Market Fund, Inc." to: EquiTrust Money Market Fund, Inc., 5400 University Avenue, West Des Moines, Iowa 50266-5997.

    By Wire:

    Call our toll-free number 877-860-2904 (in the Des Moines metropolitan area, call 515-225-5586) to obtain an Account Number and to provide the Fund with your name, address and social security or tax identification number. Then, simply instruct your bank to "wire transfer" funds to: DEUTSCHE BANK, ABA #021001033, DDA ACCOUNT #00220644 EQUITRUST MONEY MARKET FUND, INC., FOR FURTHER CREDIT TO YOUR ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Finally, complete the Application and mail it to the Fund at the address listed above under "Initial Purchase--By Mail."

    SUBSEQUENT PURCHASES

    The proper form for subsequent purchase orders is as follows:

    By Mail (no minimum):

    Send the Fund a check payable to "EquiTrust Money Market Fund, Inc." accompanied by a letter indicating the dollar value of the shares to be purchased, the account number and the registered owner(s).

    By Wire (no minimum):

    Instruct your bank to "wire transfer" funds as outlined above under "Initial Purchase--By Wire."

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

    Upon receipt of an executed redemption request in proper form as described below, the Fund will redeem your shares at the next determined NAV. Requests received in proper form prior to the close of trading on the NYSE (generally 3 p.m. Central time) will be effected that business day. Requests received after that time will be effected the next business day. The Fund intends to pay redemption proceeds within one business day after receipt of an executed redemption request in proper form. If you sell shares you recently purchased with a check, the Fund may delay sending you redemption proceeds until your check has cleared, which may take up to 15 days. YOU MAY NOT USE EXPEDITED REDEMPTION PROCEDURES (DRAFT OR TELEPHONE REDEMPTION) IF SHARES WERE PURCHASED BY CHECK UNTIL THE SHARES BEING REDEEMED HAVE BEEN ON THE FUND'S BOOKS FOR AT LEAST FOUR BUSINESS DAYS. There is no such delay when redeeming shares that were purchased by wire.

    Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if it is reduced to a value of less than $500. You will be notified accordingly and permitted 60 days to make additional share purchases before the liquidating redemption is processed.

    BY MAIL (NO MINIMUM)


    Send a letter to the Fund, 5400 University Avenue, West Des Moines, Iowa 50266-5997, requesting redemption of either the number or dollar value of shares to be redeemed. Your letter must be signed exactly as your account is registered and must be accompanied by such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. On a jointly owned account, all owners must sign. FOR REDEMPTIONS GREATER THAN $50,000, OR FOR REDEMPTIONS IN ANY AMOUNT BEING DIRECTED TO A DESTINATION OTHER THAN THE ADDRESS OF RECORD, SIGNATURES OF ACCOUNT OWNERS MUST BE GUARANTEED. THE FOLLOWING INSTITUTIONS MAY PROVIDE SIGNATURE
    GUARANTEES: PARTICIPATING COMMERCIAL BANKS, TRUST COMPANIES, SAVINGS AND LOAN ASSOCIATIONS, CREDIT UNIONS, BROKERS, DEALERS, AND MEMBERS OF A NATIONAL SECURITIES EXCHANGE OR ASSOCIATION. SIGNATURES MAY NOT BE GUARANTEED BY A NOTARY PUBLIC.


    BY DRAFT (NO MINIMUM)


    You may redeem shares by writing drafts drawn on the payor bank for the Fund, payable to the order of any person in any amount. If you wish to use this method of redemption you must complete the appropriate portion of the Application, including a signature card. After all necessary documents have been received in proper form, you may order drafts for a charge of $15.00 per 175 drafts. The cost of the drafts ordered will be collected by redemption of shares, or fractions thereof, from your account. If your entire account is redeemed by draft, dividends credited to your account from the beginning of the month through the day of redemption will be paid by a separate check mailed to the address of record. Payment of drafts is subject to acceptance by the Fund, and the Fund may refuse to honor drafts whenever the right of redemption has been suspended or postponed, or whenever your account is otherwise impaired. When the draft is presented for payment and accepted, a sufficient number of shares in your account will be redeemed to pay the amount of the draft. When a draft is presented to redeem Fund shares in excess of the value of the account OR TO REDEEM SHARES PURCHASED BY CHECK WITHIN FOUR BUSINESS DAYS, the draft will be returned marked "insufficient funds" and a service charge of $10.00 will be levied on all drafts so marked. Redemption by draft is not available for retirement accounts.

    You may obtain copies of cleared drafts by calling the Fund at its toll-free number, 877-860-2904 (in the Des Moines metropolitan area, call 515-225-5586), or by writing a letter to the Fund. The first five copies of drafts per year will be provided to you at no charge; thereafter, there will be a charge of $3 per copy. The cost of the copies will be collected by redemption of shares, or fractions thereof, from your account. If your account has been closed, the applicable fees must be remitted with your request.


    BY TELEPHONE (MINIMUM: $1,000 BY WIRE, LESSER OF $100 OR ACCOUNT BALANCE BY CHECK)


    You may redeem shares by telephone. The proceeds of shares redeemed by telephone will be sent by check to you at your address of record. If you wish to use this method of redemption, you must complete the appropriate portions of the Application and it must be on file with the Fund. All applications for telephone redemption must have signatures of shareholders guaranteed and must be accompanied by such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. SIGNATURES MAY NOT BE GUARANTEED BY A NOTARY PUBLIC. Once the completed form is on file, the Fund will honor redemption requests from ANY PERSON by telephone (using the telephone numbers listed on the cover page).


    Proceeds may also be paid to you by wire transfer, but only to the financial institution and account on file as designated by you, which must be a domestic financial institution that is a member of the Federal Reserve System. Although the Fund does not charge for wiring funds, you will be responsible for wire fees, if any, charged by the receiving bank.


    The Fund reserves the right to terminate this telephone redemption privilege at any time. THIS PRIVILEGE WILL BE INACTIVE FOR A SHAREHOLDER FOR TEN BUSINESS DAYS FOLLOWING A CHANGE OF ADDRESS. This procedure is not available for retirement accounts.



    The Adviser employs procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations of instructions. To the extent such procedures are reasonably designed to prevent unauthorized or fraudulent instructions, neither the Adviser nor the Fund would be liable for any losses from unauthorized or fraudulent instructions.


--------------------------------------------------------------------------------

NET ASSET VALUE
--------------------------------------------------------------------------------

    The NAV per share of the Fund is determined as of the earlier of 3:00 p.m. (Central time) or the close of the NYSE, on each day that (i) the NYSE is open for business; and (ii) an order for purchase or redemption of shares of the Fund is received. The NAV per share of the Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of fund shares outstanding.

    If the Fund offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the NAV next determined for the Fund.

    The Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. For a further discussion of the manner in which such values are determined, see the SAI under the heading "Net Asset Value."

--------------------------------------------------------------------------------

OTHER SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


    The Fund offers a number of shareholder services designed to facilitate the purchase and redemption of shares. Full details of these services and copies of the various plans described below can be obtained from the Fund.


--------------------------------------------------------------------------------

PERIODIC WITHDRAWAL PLAN


    If you own $5,000 or more Fund shares in a single account, you may establish a Periodic Withdrawal Plan to provide for regular monthly, quarterly or annual payments of a fixed dollar amount or fixed percent of the account balance ($100 annual minimum) to be sent to you or a designated payee. (Account balance and withdrawal limitations may be waived if the plan is established using life expectancy factors to calculate a required minimum distribution.) Fund shares held in your account having an NAV of the amount of the requested payment will be redeemed on the 23rd day of the applicable month (or the preceding business day if the 23rd falls on a weekend or holiday) and a check will be mailed to you within seven days thereafter.


--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN


    You may elect to participate in the Fund's Automatic Investment Plan. This plan enables you to automatically purchase shares of the Fund on a monthly basis. A minimum initial investment of $50 per account is required to establish an automatic investment plan. Minimum monthly investments of $25 per account are necessary to maintain the plan. The Fund will debit your financial institution account and subsequently purchase shares of the Fund having an NAV of the amount of the requested deposit on or around the 16th day of the month. If you are interested in this plan, you must complete an automatic investment form available from the Fund. If you elect to participate in the Automatic Investment Plan, and all shares of an account with that option are exchanged for shares of any portfolio of EquiTrust Series Fund, Inc., the Automatic Investment Plan will continue under the account(s) to which the shares were exchanged, until such time as that fund is notified in writing to discontinue the Plan.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE


    You may exchange all or some Fund shares for shares of any portfolio of EquiTrust Series Fund, Inc., provided your accounts have like registrations, if that fund's shares are eligible for sale in your state of residence. EquiTrust Series Fund, Inc. currently offers six portfolios: Value Growth Portfolio, High Grade Bond Portfolio, Strategic Yield Portfolio, Managed Portfolio, Money Market Portfolio and Blue Chip Portfolio. You may obtain a prospectus for EquiTrust Series Fund, Inc. by writing or calling that fund at the same address or phone numbers as shown on the cover page of this Prospectus. Traditional Shares of that fund are subject to a contingent deferred sales charge of up to 5%, as described in its prospectus. Exchanges may be for any amount; however, if a new account is established by the exchange privilege, an application for that account must be completed and mailed to the Fund, and the minimum initial purchase amount must be met. If you are interested in exercising the exchange privilege, you must first obtain an exchange form from the Fund. Once your completed exchange form is on file with the Fund, exchanges may be authorized by telephone (by ANY PERSON) or by letter. This privilege may be modified or terminated by the Fund at any time.


    You may also request exchanges to any portfolio of EquiTrust Series Fund, Inc. on a monthly or quarterly basis using the automatic exchange privilege. Automatic exchanges occur on the 20th day of the month of the elected schedule or the following business day if the 20th is a holiday or weekend day. If you are interested in the automatic exchange privilege, you must first obtain a prospectus and an automatic exchange form from that fund. Automatic exchanges are subject to the considerations listed in the above paragraph.

--------------------------------------------------------------------------------

FACSIMILE REQUESTS


    Facsimile requests (faxes) will be accepted for redemption of shares and for changes to shareholder account information. Faxes must contain the appropriate signature(s), signature guarantee(s) and necessary accompanying documents. The transmission should also include account number(s) and a return fax number and telephone number. The Application for Shares, Application for Expedited Redemption and any change or redemption that requires the submission of a certified document must be delivered in original form. Fax requests will be accepted at 515-226-6209.


--------------------------------------------------------------------------------

RETIREMENT AND EDUCATION PLANS


    Eligible shareholders of the Fund may participate in a variety of qualified retirement plans which are available through EquiTrust Investment Management Services, Inc. Some of the plans currently offered are: Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Plans, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Tax Sheltered 403(b) Plans, Qualified Pension and Profit Sharing Plans (Keogh Plans), and Public Employer Deferred Compensation Plans. The initial investment to establish any such plan, and subsequent investments, may be in any amount (subject to Automatic Investment Plan limitations). State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), serves as custodian and provides the required services for IRAs, Roth IRAs, Coverdell Education Savings Plans, SEPs, SIMPLEs and Qualified Pension and Profit Sharing Plans. A custodial fee, currently $10.00, will be collected annually by redemption of shares, or fractions thereof, from each participant's account(s). Information with respect to these plans is available upon request from the Fund.


    Trustees of qualified retirement plans and 403(b)(7) custodial accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution which is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. You should consult your tax adviser regarding this 20% withholding requirement.

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


    EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266, serves as the Fund's investment adviser and manager pursuant to an Investment Advisory and Management Services Agreement. This relationship has existed since the Fund commenced operations in 1981.



    The Adviser is an indirect subsidiary of FBL Financial Group, Inc., an Iowa corporation. The following individuals are officers and/or directors of the Adviser and are officers and/or directors of the Fund: Stephen M. Morain, William J. Oddy, JoAnn Rumelhart, John Paule, Timothy J. Hoffman, Dennis M. Marker, James W. Noyce, Lou Ann Sandburg, Sue A. Cornick, Kristi Rojohn and Susan M. Coombs. The Adviser also acts as the investment adviser to individuals, institutions and two other investment companies: EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.


    The Adviser handles the investment and reinvestment of the Fund's assets, and is responsible for the overall management of the Fund's business affairs, subject to the review of the Board of Directors.


    As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee of .25% of the average daily net assets, accrued daily and payable monthly. The Adviser has agreed to reimburse the Fund for its total expenses, excluding brokerage, interest, and extraordinary expenses, in excess of 1.50% of the Fund's average daily net assets for any fiscal year. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Fund for such services.


--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR


    The Adviser is also the principal underwriter and a distributor of the Fund's shares.


--------------------------------------------------------------------------------

PRIVACY NOTICE

    The Fund and its affiliates, such as FBL Financial Group, Inc. and Farm Bureau Life Insurance Company ("we," "us" or "our"), have a strong tradition of protecting the confidentiality of our customers' personal information and are highly aware of the importance of properly maintaining this information. This notice explains our information practices and is required of financial institutions such as ours by state and federal law.

    INFORMATION WE COLLECT. In order to help us serve your financial needs and in order to comply with legal and regulatory requirements, we collect certain information about you. This information varies depending on the products or services you request from a particular entity, but may include:

    - Information we receive from you on your application or other forms (such as name, address, social security number and financial and health information);

    - Information you authorize us to collect (such as health information for underwriting purposes) or information we are authorized or required by law to collect (such as medical records in a workers compensation case);

    - Information about your transactions with us, our affiliates, or others (including payment history or account balances);

    - Information we receive from a consumer reporting agency (such as credit relationships and history); and

    -  Information we receive from public records (such as your driving record).

    Information we obtain from a report prepared by an insurance-support organization may be retained by the insurance-support organization and disclosed to other persons.

    To the extent provided by law, you have the right to access and correct the information we have collected about you. You are also entitled to certain information regarding disclosures of medical information we may have made. To exercise these rights, you should provide a written request to the address below.

    THE SECURITY OF YOUR INFORMATION. We have internal procedures regarding access to customer information. The individuals who have access to this information are required to protect it and keep it confidential. In addition, we maintain physical, electronic, and procedural safeguards that comply with state and federal regulations to guard your personal information.

    INFORMATION WE SHARE. We may share the previously described information with our affiliates in order to provide necessary services for your products or account. We may also share information with our affiliates about your account history or experiences with us.

    In addition, we may share some of the information we obtain about you with certain business partners in order to conduct company business. In sharing this information, we comply with all federal and state regulations, and limit the information to that which is necessary to accomplish the purposes for which the information is shared. An example of this type of sharing would be:


    - Sharing information with companies that perform services for us such as printing companies or mailing services, who are limited in their ability to further disclose this information.


    We may also disclose information to non-affiliated third parties as permitted or required by law. For example, we may share information in response to a subpoena, to prevent fraud, or in order to process a transaction you request or authorize.

    We do not share medical information, information from a consumer reporting agency or motor vehicle reports for marketing purposes. We do not disclose information about former customers with non-affiliated third parties except in accordance with this Privacy Notice.

    A list of affiliated companies subject to this Privacy Notice can be obtained from the Fund. Inquiries regarding this Privacy Notice should be sent to Farm Bureau Financial Services, Customer Privacy, 5400 University Avenue, West Des Moines, Iowa 50266.

--------------------------------------------------------------------------------

INVESTOR EDUCATION AND PROTECTION


    Under the Public Disclosure Program, the National Association of Securities Dealers, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. The NASD's Public Disclosure Program Hotline telephone number is 800-289-9999 and their web site address is www.nasdr.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.


--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

    On each day that the NAV per share of the Fund is determined, the Fund's net investment income will be declared, as of the close of the NYSE, as a dividend to shareholders of record prior to the declaration. Dividends are payable monthly and are automatically reinvested and distributed on the last business day of each month in shares of the Fund at the then current NAV, unless you request payment in cash; provided, however, that no cash payment will be made for dividends in an amount under $10. Any such dividend amount under $10 will be reinvested in shares of the Fund.

    If you elect to receive cash dividends and/or capital gain distributions from an account that remains open and the postal or other delivery service is unable to deliver those monies to your address of record, or the check remains uncashed for over one year, your distribution option will automatically be converted to reinvestment in additional shares. The outstanding check(s) will then be voided and reinvested in your account. If you have elected to receive cash dividends and/or capital gain distributions from an account that is subsequently closed and the postal or other delivery service is unable to deliver those monies to your address of record, such monies will remain outstanding until turned over to the appropriate state agency for escheat purposes. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

    Shareholders not holding Fund shares through a qualified retirement plan, such as a 401(k) Plan or IRA, will receive a monthly summary of account activity, including information on dividends paid or reinvested. Shareholders holding Fund shares through a qualified retirement plan will receive a quarterly statement reflecting dividend activity. If you redeem all shares at any time during a month, dividends credited to your account from the beginning of the month through the day of redemption will be paid in addition to the proceeds of the redemption.

    The Fund's net investment income, for dividend purposes, consists of
    (1) accrued interest income, plus or minus amortized purchase discount or premium, (2) plus or minus all short-term realized gains or losses and unrealized appreciation or depreciation on portfolio assets, and (3) minus all accrued expenses of the Fund. Expenses of the Fund are accrued daily. So long as the Fund's portfolio securities are valued at amortized cost there will be no unrealized appreciation or depreciation on portfolio securities.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------


    TAXATION OF THE FUND. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains that it distributes to you. Accordingly, the Fund intends to distribute net income and any net capital gains realized on its investments annually.

    TAXATION OF SHAREHOLDERS. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions.


    Except for those shareholders exempt from federal income taxes, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Fund. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state and local taxes. Due to the nature of the Fund's investments, distributions will primarily be in the form of short-term capital gains and ordinary income dividends.


    Long-term capital gain distributions are taxable as long-term capital gains regardless of how long you have held shares of the Fund. Long-term capital gain distributions (derived from assets held by the Fund for more than 12 months) made to individual shareholders are currently taxed at the maximum federal income tax rate of 20%. Dividends representing net investment income and net realized short-term capital gains are taxed as ordinary income at rates up to a maximum marginal rate of 38.6% for individuals. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.



    DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Fund distributions on your income tax return, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Plans.



    BACKUP WITHHOLDING. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct and that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the Fund is required to withhold 30% of all taxable distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Backup withholding is not an additional tax. Amounts withheld may be credited against your federal income tax liability and you may file a tax return and obtain a refund from the IRS if withholding results in overpayment of taxes.



    Because everyone's tax situation is unique, you are advised to consult with your own tax adviser as to the federal, state and local tax consequences of owning shares of the Fund.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand the Fund's financial performance for the past five years through July 31 of each fiscal year shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.


                                                                      YEAR ENDED JULY 31,
                                                          -------------------------------------------
                                                           2002     2001     2000     1999     1998
                                                          -------  -------  -------  -------  -------
      Net asset value, beginning of year................  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
        Income from Investment Operations
          Net investment income.........................    0.010    0.043    0.044    0.039    0.043
                                                          -------  -------  -------  -------  -------
        Total from investment operations................    0.010    0.043    0.044    0.039    0.043
        Less Distributions
          Dividends from net investment income..........   (0.010)  (0.043)  (0.044)  (0.039)  (0.043)
                                                          -------  -------  -------  -------  -------
        Total distributions.............................   (0.010)  (0.043)  (0.044)  (0.039)  (0.043)
                                                          -------  -------  -------  -------  -------
      Net asset value, end of year......................  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                                          =======  =======  =======  =======  =======
      Total Return:
        Total investment return based on net asset
          value (1).....................................     1.04%    4.40%    4.51%    3.91%    4.44%
      Ratios/Supplemental Data:
        Net assets, end of year (000's omitted).........  $24,669  $29,123  $30,309  $31,374  $26,364
        Ratio of total expenses to average net assets...     1.12%    1.20%    1.41%    1.30%    1.27%
        Ratio of net expenses to average net assets.....     1.10%    1.17%    1.37%    1.23%    1.27%
        Ratio of net income to average net assets.......     1.07%    4.36%    4.42%    3.83%    4.40%


    Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

    (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

                             APPLICATION FOR SHARES
                          PLEASE COMPLETE AND MAIL TO:

                       EQUITRUST MONEY MARKET FUND, INC.
                             5400 UNIVERSITY AVENUE
                        WEST DES MOINES, IOWA 50266-5997

If you have any questions, please call toll-free 1-877-860-2904.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


TYPE OF ACCOUNT


/ /        Individual
/ /        Joint
/ /        Custodial
           Other
/ /        Entity/Trust/Corporation
/ /        IRA
/ /        SEP
/ /        Simple
           Qualified Pension & Profit
/ /        Sharing
/ /        Education Savings Plan
/ /        Roth
/ /        Tax Deferred 403B


Initial Investment ($500 minimum) ______________________________________________

--------------------------------------------------------------------------------
OWNER INFORMATION
Owner/Minor Name _______________________________________________________________

Birthdate ____________________________  Social Security
Number ____________________________

Joint Owner/Custodian/Responsible Individual Name ______________________________


Birthdate ____________________________  Social Security
Number ____________________________


Name of Trust, Corporation or Other Entity _____________________________________


Trustee(s) or Type of Entity ___________________________________________________



Date of Trust _____________________________  Tax ID_____________________________


--------------------------------------------------------------------------------
ADDRESS INFORMATION (Post Office Boxes will not be accepted)



                              Residential Address

Street _________________________________________________________________________
City, State, Zip _______________________________________________________________
                         Mailing Address (if different)
Street _________________________________________________________________________
City, State, Zip _______________________________________________________________


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



DEALER/REGISTERED REPRESENTATIVE INFORMATION


Firm Name ______________________________________________________________________

Dealer # ____________________  Branch # ____________________  Rep
# ____________________

Representative Name _______________________________ Daytime
Phone ________________________

Branch Mailing Address _________________________________________________________


City/State/Zip _________________________________________________________________

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            (Complete reverse side)

737-118A (12/02)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVIDEND/CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
otherwise.   / / Cash Dividends  / / Cash Capital Gains
(No cash payments will be made for dividends in an amount less than $10.)
--------------------------------------------------------------------------------
SPECIAL SHAREHOLDER PRIVILEGES (non-qualified accounts only)

/ / REDEMPTION BY TELEPHONE (Expedited Redemption) (minimums: $1,000 by wire, lesser of $100 or account balance by check)

I authorize EquiTrust Investment Management Services, Inc. ("EquiTrust") to honor telephone requests FROM ANY PERSON without signature guarantee for the redemption of Fund shares from my account. The proceeds shall be wired only to the account designated below or, if none, mailed to the address of record. This privilege will be terminated by the Fund without prior notice if EquiTrust receives written notice from any account owner of revocation of this authority. This privilege will be inactive for ten business days following a change of address. SIGNATURE GUARANTEE REQUIRED.


--------------------------------------------------------------------------------
Name of your domestic Financial Institution


--------------------------------------------------------------------------------
Address of Financial Institution, City, State, Zip Code

Account Number                      Routing Number                      Account Registration

/ / REDEMPTION BY DRAFT (no minimum)

I authorize the payor bank (the "Bank") to honor drafts drawn by me on the Bank and the redemption of a sufficient number of Fund shares to pay such drafts. This privilege is subject to the additional terms on the signature card.

    / / Enclosed is a completed signature card.                      / / Please
send card for completion.

Please send information on the following:     / / Exchange Between Funds
                                                                   / / Automatic
Investment Plan
--------------------------------------------------------------------------------

TAX QUALIFIED PLANS ONLY (A qualified application must be submitted in addition to this form.)



DESIGNATED BENEFICIARY


--------------------------------------------------------------------------------
Primary Beneficiary                                       Relationship


--------------------------------------------------------------------------------
Social Security Number                                    Birthdate


--------------------------------------------------------------------------------
Contingent Beneficiary                                    Relationship


--------------------------------------------------------------------------------
Social Security Number                                    Birthdate


--------------------------------------------------------------------------------
Contingent Beneficiary                                    Relationship


--------------------------------------------------------------------------------
Social Security Number                                    Birthdate


--------------------------------------------------------------------------------
Spousal Consent of Non-Spouse Beneficiary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SIGNATURES


I have received, read and agree to the terms of the Prospectus for EquiTrust Money Market Fund, Inc. I have the authority and legal capacity to purchase mutual fund shares, am a U.S. citizen, am of legal age in my state of residence and believe such investment is suitable for me. Under penalties of perjury, I certify that the number shown on this form is a true and correct social security or tax identification number and, to the best of my knowledge, I am not subject to backup withholding.


--------------------------------------------------------------
Signature of Applicant

--------------------------------------------------------------
Signature of Joint Applicant


--------------------------------------------------------------
Representative's Signature


--------------------------------------------------------------
Date

SIGNATURE GUARANTEE*
Complete for Expedited Redemption Privilege

--------------------------------------------------------------
Signature Guaranteed By

--------------------------------------------------------------
Authorized Signature


*Signatures of account owners must be guaranteed. The following institutions may provide signature guarantees: participating commercial banks, trust companies, savings and loan associations, credit unions, brokers, dealers, and members of a national securities exchange or association. Signatures may not be guaranteed by a notary public.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   This application must be accompanied or preceded by a current Prospectus.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INQUIRIES

    You may make inquiries either by contacting your registered representative or by writing or calling the Fund at the address or phone numbers as shown on the front cover.


    You may obtain copies of year-end account statements by calling the Fund at our toll-free number 877-860-2904 (in the Des Moines metropolitan area, call 225-5586), or by writing a letter to the Fund. The prior year statement for regular accounts and prior two year statements for fiduciary accounts will be provided to you at no charge; thereafter, there will be a charge of $3 per copy. The cost of the copies will be collected by redemption of shares, or fractions thereof, from your account. If your account has been closed, the applicable fees must be remitted with the request.


--------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report to shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the fiscal year covered by the report. You may obtain a copy of the Fund's annual and semi-annual reports by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266.

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

    The SAI, which contains additional information about the Fund, has been filed with the SEC and is incorporated herein by reference. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information are available, upon paying a duplication fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

    You may obtain a free copy of the Fund's SAI by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266.

--------------------------------------------------------------------------------

    INVESTMENT ADVISER, UNDERWRITER, AND           CUSTODIAN
    SHAREHOLDER SERVICE, DIVIDEND DISBURSING       Deutsche Bank
    AND TRANSFER AGENT                             Global Assets -- Insurance Group
    EquiTrust Investment Management                16 Wall Street
    Services, Inc.                                 New York, New York 10005
    5400 University Avenue
    West Des Moines, Iowa 50266

    LEGAL COUNSEL                                  INDEPENDENT AUDITORS
    Vedder, Price, Kaufman & Kammholz              Ernst & Young LLP
    222 North LaSalle Street                       801 Grand Avenue
    Suite 2600                                     Suite 3400
    Chicago, Illinois 60601                        Des Moines, Iowa 50309

             Investment Company Act of 1940, File Number 811-3121.

                                                          [EQUITRUST LOGO]

                                                PROSPECTUS
                                                DECEMBER 1, 2002



                                                EQUITRUST MONEY
                                                MARKET FUND, INC.


                                                5400 UNIVERSITY AVENUE
                                                WEST DES MOINES, IA 50266

                                                  1-877-860-2904
                                                  1-515-225-5586 (DES MOINES)


                                                   www.equitrust.com



                                                 SHAREHOLDER ACCOUNT ACCESS NOW
                                                 AVAILABLE AT www.equitrust.com



737-118(12/02)

--------------------------------------------------------------------------------

                       EQUITRUST MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


                                December 1, 2002


EquiTrust Money Market Fund, Inc. (the "Fund") is a no-load, open-end, diversified management investment company with an investment objective of maximum current income consistent with liquidity and stability of principal.


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated December 1, 2002. The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of the Fund for the fiscal year ended July 31, 2002 were filed with the Securities and Exchange Commission (the "Commission") on September 27, 2002 and are incorporated by reference.


A copy of the Prospectus or Annual Report may be obtained without charge by writing or calling the Fund at the address or telephone number shown below. Terms not defined herein shall have the same meanings given them in the Prospectus.

                             EquiTrust Mutual Funds
                             5400 University Avenue
                          West Des Moines, Iowa 50266
                                  877-860-2904

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, POLICIES AND TECHNIQUES..............................    1
      The Fund.............................................................    1
      Investment Objective.................................................    1
      Investment Strategies and Techniques.................................    2
INVESTMENT RESTRICTIONS....................................................    5
OFFICERS AND DIRECTORS.....................................................    7
INVESTMENT ADVISER.........................................................   12
UNDERWRITING AND DISTRIBUTION..............................................   14
NET ASSET VALUE............................................................   15
RETIREMENT PLANS...........................................................   16
REDEMPTIONS................................................................   16
TAXATION OF THE FUND.......................................................   16
PERFORMANCE INFORMATION....................................................   17
      Performance Calculation..............................................   17
ORGANIZATION OF THE FUND...................................................   18
SHAREHOLDER VOTING RIGHTS..................................................   18
OTHER INFORMATION..........................................................   19
      Custodian............................................................   19
      Independent Auditors.................................................   19
      Accounting Services..................................................   19
      Shareholder Service, Dividend Disbursing and Transfer Agent..........   19
      Anti-Money Laundering Laws and Regulations...........................   19
      Code of Ethics.......................................................   20
      Legal Matters........................................................   20
      Registration Statement...............................................   20
FINANCIAL STATEMENTS.......................................................   20

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, POLICIES AND TECHNIQUES
--------------------------------------------------------------------------------

THE FUND

    The Fund was incorporated under Maryland law on November 5, 1980. The Fund is a no-load, open-end, diversified management investment company.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    The investment objective of the Fund is maximum current income consistent with liquidity and stability of principal and may not be changed without shareholder approval.

    The Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "Investment Company Act"). Under Rule 2a-7, the Fund may only purchase United States denominated instruments that are determined to present minimal credit risks and at the time of acquisition are rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one such organization has rated the security, that one organization) or, if unrated, are deemed comparable in quality. The diversification requirements of Rule 2a-7 provide generally that the Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that have not been rated in the highest category by the required number of rating organizations or, if unrated, have not been deemed comparable, except U.S. Government securities and repurchase agreements of such securities.

    It is the Fund's intention, as a general policy, to hold securities to maturity. Nevertheless, the Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity and may reduce or withhold dividends if it deems such actions appropriate to maintain a stable net asset value. In addition, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments. Redemptions of Fund shares could also necessitate the sale of portfolio securities at times when such sales would not be otherwise desirable. While the Fund intends to invest in high quality money market instruments, these investments are not entirely without risk. An increase in interest rates will generally reduce the market value of the Fund's portfolio investments and a decline in interest rates will generally increase the value of the Fund's portfolio investments. Securities which are not issued or guaranteed by the U.S. Government are subject to the possibility of default by the issuer. Those obligations having the maximum degree of security tend to have proportionately lower yields. Since the Fund's assets will be invested in securities with short maturities and the Fund will manage its portfolio as described above, the Fund's portfolio of money market instruments may be expected to turn over several times a year. Since securities with maturities of less than one year are excluded from required portfolio turnover calculations, the Fund's portfolio turnover rate for reporting purposes is zero. Of course, there can be no assurance that the Fund will achieve its objective.

--------------------------------------------------------------------------------

INVESTMENT STRATEGIES AND TECHNIQUES


    Stability of principal is a primary investment objective of the Fund and, while the types of money market securities in which the Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is some risk that issuers will fail to meet their principal and interest obligations on a timely basis; therefore there can be no guarantee that the Fund will achieve its objective or that it will maintain a net asset value ("NAV") of $1.00 per share. The NAV of $1.00 per share has, however, been maintained by the Fund since its inception. Thus, no shareholder has ever lost any principal from an investment in the Fund.



    The Fund seeks to achieve its objective by investing in the following money market instruments maturing in 13 months or less from the time of investment, thereby allowing the Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the money market instruments in which the Fund may invest is set forth in the Prospectus under "Description of Principal Security Types and Associated Risks." The following is intended to augment that description.



    U.S. GOVERNMENT SECURITIES. Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government securities are subject to interest rate risk. Interest rate risk is the risk that the value of a fixed-income security will decline due to rising interest rates. The longer a security's maturity, the greater its interest rate risk.



    U.S. GOVERNMENT AGENCY OR INSTRUMENTALITY SECURITIES. Debt securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Although these securities are not direct obligations of the U.S. Government, some are supported by the full faith and credit of the U.S. Treasury; others are supported only by the limited right of the issuer to borrow from the U.S. Treasury; and others depend solely upon the credit of the agency or instrumentality and not the U.S. Treasury. U.S. Government agency and instrumentality securities are subject to interest rate risk as described in the paragraph above.


    COMMERCIAL PAPER. Short-term unsecured promissory notes issued by corporations, primarily to finance short-term credit needs. The Fund will only invest in commercial paper that is rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, issued by a corporation having an outstanding debt issue rated at least AA/Aa by S&P or Moody's. There is the possibility that a commercial paper issuer will not be able to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.


    In addition, the Fund will invest in commercial paper issued by major corporations in reliance on the so-called "private placement" exemption from registration by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"), subject to the above noted requirements with respect to ratings.
    Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to an institutional investor such as the Fund, who agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. EquiTrust Investment Management Services, Inc. (the "Adviser") considers the legally restricted but readily saleable
    Section 4(2) paper to be liquid; however, the paper will be treated as illiquid unless, pursuant to procedures approved by the Board of Directors, a particular investment in Section 4(2) paper is determined to be liquid. The Adviser monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuing basis. As stated above,
    Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold only to institutional investors. If the Fund wants to sell any Section 4(2) paper that it holds, such sale normally must be to another institutional investor or with the assistance of the issuer or an investment dealer who makes a market in the Section 4(2) paper. Due to these restrictions on resale, Section 4(2) paper may be subject to liquidity risk, which is the risk that the Section 4(2) paper cannot be sold quickly at fair value. In addition, the Fund's investments in commercial paper may be subject to interest rate risk, as described above, and credit risk. Credit risk is the risk that a commercial paper issuer will default or otherwise not honor its financial obligation.



    REPURCHASE AGREEMENTS. A repurchase agreement is an instrument under which the Fund acquires a security from the seller who agrees, at the time of the sale, to repurchase the security at a predetermined time and price, thereby determining the yield during the Fund's holding period. That yield is established by reference to current short-term rates and may be more or less than the interest rate on the underlying security. The value of the underlying security is marked-to-market daily. If the value of the underlying security declined, the seller would be required to provide the Fund with additional cash or securities so that the aggregate value of the underlying securities would be at least equal to the repurchase price.



    The Fund may also enter into a special type of repurchase agreement known as an "open repurchase agreement." An open repurchase agreement varies from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and
    (2) the repurchase price is not determined at the time the agreement is entered into, but instead is based on a variable interest rate and the duration of the agreement.



    Repurchase agreements maturing in more than seven days will not exceed 10% of the net assets of the Fund, and no more than 25% of the net assets of the Fund may be invested in repurchase agreements in which the underlying securities have maturities in excess of one year, although there is no limit to the percentage of the Fund's assets which may be invested in repurchase agreements that mature in seven days or less and have underlying securities with maturities of one year or less. Net assets are taken at market value at the time of purchase for purposes of the foregoing limitations. Open repurchase agreements are considered to mature in one day.



    If a seller of a repurchase agreement were to default, the Fund might experience losses, including delays and expenses in enforcing its rights. To minimize this risk, the Adviser (under the review of the Board of Directors) will review the creditworthiness of the seller, and must find such creditworthiness satisfactory before the Fund may enter into the repurchase agreement. Repurchase agreements may be entered into with banks or securities dealers and the underlying securities will consist only of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



    OTHER CORPORATE DEBT SECURITIES. Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which were not issued as short-term obligations but which have 13 months or less remaining to maturity. The Fund will only invest in such obligations that at the time of purchase are rated AA or Aa or better by S&P or Moody's. Corporate bonds and debentures are subject to interest rate risk, as described above, and default risk. Default risk is the risk that an issuer of a debt security will default on the payment of the security's principal and/or interest. Due to the nature of the Fund's investments, default risk for the Fund should be low.


    FLOATING AND VARIABLE RATE SECURITIES. The Fund may invest in instruments having rates of interest that are adjusted periodically or that float continuously or periodically according to formulas intended to minimize fluctuation in the value of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, a specified market rate such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities have a demand feature ("Variable Rate Demand Securities") entitling the purchaser to resell the securities at an amount approximately equal to the principal amount thereof plus accrued interest.

    As in the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some specified market rate intended to minimize fluctuation in the value of the instruments. Some of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little, if any, secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

    WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security it intends to purchase or an attractive sale price on a security it intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell such securities before the settlement date if deemed advisable.


    At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate liquid securities at least equal in value to the commitment on the Fund's accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time the Fund makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect.



    The market value of the when-issued or delayed delivery securities at any time may be more or less than the purchase price to be paid or the sale price to be received at the settlement date. To the extent that the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purpose of investment leverage or to speculate on interest rate changes. The Adviser does not believe that the Fund's net asset value ("NAV") or income will be adversely affected overall by the purchase of securities on a when-issued or delayed delivery basis.



    The Fund may purchase securities on a when-issued or delayed delivery basis without limit. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the investment adviser's intention that the Fund will be fully invested to the extent practicable and subject to the policies stated above.



    OBLIGATIONS OF BANKS OR SAVINGS INSTITUTIONS. Certificates of deposit, bankers' acceptances and other short-term debt obligations of commercial banks or savings and loan associations. A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. Bankers' acceptances are highly liquid, but are subject to the risk that either the customer or the accepting bank or both will be unable to pay at maturity. In addition, obligations of banks and savings institutions generally may be subject to credit risk and interest rate risk. The Fund will not invest in any instruments issued by a commercial bank unless the bank has total assets of at least $100 million and has its deposits insured by the Federal Deposit Insurance Corporation ("FDIC"). Similarly, the Fund will not invest in any instrument issued by a savings and loan association unless the savings and loan association has total assets of at least $100 million, has been issued a charter by the Office of Thrift Supervision ("OTS") or was formerly a member of the Federal Home Loan Bank System and is now subject to regulation by the OTS, and is insured by the FDIC. However, the Fund may invest in an obligation of a bank or savings and loan association with assets of less than $100 million if the principal amount of such obligation is fully covered by FDIC insurance. The FDIC insures the deposits of banks and savings and loan associations up to $100,000 per investor. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured. FDIC insurance applies to the Fund's investments in certificates of deposit but not to bankers' acceptances.


--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In seeking to achieve its investment objective, the Fund has adopted the following investment restrictions. These are fundamental policies and may not be changed without a majority vote of the outstanding shares of the Fund. As used in this SAI and in the Prospectus, the phrase "majority vote" of the Fund means the vote of the lesser of (i) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund will not:

           1. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's assets (taken at current value at the time of investment) would be invested in securities of that issuer.

           2. Purchase more than 10% of any class of securities of any issuer other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (For this purpose, all outstanding debt securities of an issuer are considered one class.)

           3. Engage in puts, calls, straddles, spreads or any combination thereof; nor engage in margin purchases, except for use of short-term credits necessary for clearance of purchases and sales of portfolio securities.

           4. Make short sales of securities or maintain a short position in securities.

           5. Invest in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein) or invest in commodities or commodity contracts, including futures contracts.

           6. Invest more than 5% of the value of the Fund's total assets (taken at current value at the time of investment) in securities of issuers, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which have a record of less than three years' continuous operations, including predecessors.

           7. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or the Adviser own individually more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

           8. Concentrate its investments in any one industry by investing 25% or more of the value of the Fund's total assets (taken at current value at the time of investment) in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, obligations of banks or savings institutions, or instruments secured by these money market instruments, such as repurchase agreements for U.S. Government securities.

           9. Make loans to others (except through the purchase of debt obligations or repurchase agreements referred to in the Prospectus and this SAI). In addition, the Fund may not invest more than 10% of its net assets (taken at current value at the time of investment) in repurchase agreements maturing in more than seven days.

           10. Borrow money, except from banks for temporary or emergency purposes and in no event in excess of 10% of its gross assets taken at the lesser of cost or market or other fair value (the Fund will not borrow in order to increase income (leveraging) but may borrow to facilitate meeting redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrowings will reduce net investment income); nor will it pledge or mortgage more than 15% of its gross assets taken at cost, except in connection with permissible borrowings discussed immediately above; nor purchase money market instruments while any such permissible borrowings are outstanding.

           11. Act as an underwriter in securities. In this connection, the Fund will not invest more than 10% of the value of its total assets in securities (except repurchase agreements) which are subject to legal or contractual restrictions on resale, or are not readily marketable.

           12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

           13. Invest in companies for the purpose of exercising management or control.

           14. Purchase any common stocks or other equity securities, or securities convertible into stock.

           15. Issue senior securities.

    In addition, the Fund may not: (a) purchase securities which are subject to legal or contractual restrictions on resale in excess of 5% of the value of the Fund's net assets; (b) invest in interests in oil, gas or other mineral exploration or development programs or invest in oil, gas, or other mineral leases; (c) pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities would exceed 10% of the Fund's total net assets; or (d) invest in real estate limited partnerships. These restrictions, (a) through (d), may be changed by the Board of Directors without shareholder approval.

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------


    The Board of Directors is responsible for the overall supervision of the operations of the Fund and performs the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Fund annually. The officers and directors of the Fund, their ages, principal occupations for the past five years, affiliations, if any, with EquiTrust Investment Management Services, Inc., and other significant affiliations are set forth below. Corporate positions may, in some instances, have changed during this period. The two directors listed with an asterisk are "interested persons" as defined in the Investment Company Act.



 NAME, ADDRESS AND AGE                                                                                 OTHER DIRECTORSHIPS
                          POSITION(S) HELD    TERM OF     PRINCIPAL OCCUPATION(S)      NUMBER OF       HELD BY DIRECTOR
                          WITH FUND           OFFICE &    DURING PAST FIVE YEARS       PORTFOLIOS IN
                                              LENGTH                                   FUND COMPLEX
                                              OF TIME                                  OVERSEEN BY
                                              SERVED(1)                                DIRECTOR
 ---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS
 AND OFFICERS(2)
 Craig A. Lang* (51)      President and       Since 2002  Dairy Farmer; Chairman and         13        None
                          Director                        Director, FBL Financial
                                                          Group, Inc.; President and
                                                          Director, Iowa Farm Bureau
                                                          Federation and other
                                                          affiliates of the
                                                          foregoing; President,
                                                          EquiTrust Life Insurance
                                                          Company and other
                                                          affiliates of the
                                                          foregoing; Director,
                                                          Western Agricultural
                                                          Insurance Company and other
                                                          affiliates of the
                                                          foregoing; President and
                                                          Trustee, EquiTrust Variable
                                                          Insurance Series Fund;
                                                          Member, Growmark, Inc.
                                                          Coordinating Committee;
                                                          past member, Cattlemens
                                                          Beef Board
 William J. Oddy* (58)    Chief Executive     Since 1981  Chief Executive Officer and        13        Director, American Equity
                          Officer and                     Management Director, FBL                     Investment Life Insurance
                          Director                        Financial Group, Inc.;                       Company, Berthel Fisher &
                                                          Chief Executive Officer,                     Company, Inc. and Berthel
                                                          Farm Bureau Life Insurance                   Fisher & Company Financial
                                                          Company and other                            Services, Inc.
                                                          affiliates of the
                                                          foregoing; Chief Executive
                                                          Officer and Director,
                                                          EquiTrust Life Insurance
                                                          Company and other
                                                          affiliates of the
                                                          foregoing, and RIK, Inc.;
                                                          Chief Executive Officer and
                                                          Manager, EquiTrust
                                                          Marketing Services, LLC;
                                                          Chief Executive Officer,
                                                          Chief Finanicial Officer
                                                          and Director, EquiTrust
                                                          Investment Management
                                                          Services, Inc.; Chief
                                                          Executive Officer and
                                                          Trustee, EquiTrust Variable
                                                          Insurance Series Fund;
                                                          President and Director, FBL
                                                          Real Estate Ventures, Ltd.

 NAME, ADDRESS AND AGE                                                                                 OTHER DIRECTORSHIPS
                          POSITION(S) HELD    TERM OF     PRINCIPAL OCCUPATION(S)      NUMBER OF       HELD BY DIRECTOR
                          WITH FUND           OFFICE &    DURING PAST FIVE YEARS       PORTFOLIOS IN
                                              LENGTH                                   FUND COMPLEX
                                              OF TIME                                  OVERSEEN BY
                                              SERVED(1)                                DIRECTOR
 ---------------------------------------------------------------------------------------------------------------------------------
 Stephen M. Morain (57)   Senior Vice         Since 1982  General Counsel and               N/A        N/A
                          President, General              Assistant Secretary, Iowa
                          Counsel and                     Farm Bureau Federation;
                          Secretary                       General Counsel, Secretary
                                                          and Director, Farm Bureau
                                                          Management Corporation;
                                                          Senior Vice President and
                                                          General Counsel, FBL
                                                          Financial Group, Inc. and
                                                          other affiliates of the
                                                          foregoing; Senior
                                                          Vice President and General
                                                          Counsel, EquiTrust Life
                                                          Insurance Company and other
                                                          affiliates of the
                                                          foregoing; Senior
                                                          Vice President, General
                                                          Counsel and Manager,
                                                          EquiTrust Marketing
                                                          Services, LLC; Senior Vice
                                                          President, General Counsel
                                                          and Secretary, EquiTrust
                                                          Variable Insurance Series
                                                          Fund and EquiTrust Series
                                                          Fund, Inc.
 JoAnn Rumelhart (49)     Executive Vice      Since 2000  Executive Vice President,         N/A        N/A
                          President                       FBL Financial Group, Inc.;
                                                          Executive Vice President
                                                          and General Manager, Farm
                                                          Bureau Life Insurance
                                                          Company; and other
                                                          affiliates of the
                                                          foregoing; Vice President,
                                                          Farm Bureau Mutual
                                                          Insurance Company and other
                                                          affiliates of the
                                                          foregoing; Executive
                                                          Vice President and
                                                          Director, EquiTrust
                                                          Investment Management
                                                          Services, Inc.; Executive
                                                          Vice President and Manager,
                                                          EquiTrust Marketing
                                                          Services, LLC; Executive
                                                          Vice President, EquiTrust
                                                          Variable Insurance Series
                                                          Fund and EquiTrust Series
                                                          Fund, Inc.

 James W. Noyce (47)      Chief Financial     Since 1996  Chief Financial Officer and       N/A        N/A
                          Officer, Chief                  Chief Administrative
                          Administrative                  Officer, FBL Financial
                          Officer &                       Group, Inc. and other
                          Treasurer                       affiliates of the
                                                          foregoing; Chief Financial
                                                          Officer, Treasurer and
                                                          Manager, EquiTrust
                                                          Marketing Services, LLC;
                                                          Chief Financial Officer,
                                                          Chief Administrative
                                                          Officer and Treasurer,
                                                          EquiTrust Variable
                                                          Insurance Series Fund, Inc.
                                                          and EquiTrust Series Fund,
                                                          Inc.; Chief Financial
                                                          Officer, Chief
                                                          Administrative Officer and
                                                          Director, EquiTrust Life
                                                          Insurance Company and other
                                                          affiliates of the
                                                          foregoing; President,
                                                          Treasurer and Director, FBL
                                                          Leasing Services, Inc.;
                                                          Vice President, Treasurer
                                                          and Director, FBL Real
                                                          Estate Ventures, Ltd. and
                                                          other affiliates of the
                                                          foregoing; Chief Executive
                                                          Officer and Chief Financial
                                                          Officer, Western Computer
                                                          Services, Inc.

 NAME, ADDRESS AND AGE                                                                                 OTHER DIRECTORSHIPS
                          POSITION(S) HELD    TERM OF     PRINCIPAL OCCUPATION(S)      NUMBER OF       HELD BY DIRECTOR
                          WITH FUND           OFFICE &    DURING PAST FIVE YEARS       PORTFOLIOS IN
                                              LENGTH                                   FUND COMPLEX
                                              OF TIME                                  OVERSEEN BY
                                              SERVED(1)                                DIRECTOR
 ---------------------------------------------------------------------------------------------------------------------------------
 Timothy J. Hoffman (52)  Senior Vice         Since 1987  Senior Vice President, FBL        N/A        N/A
                          President                       Financial Group Inc. and
                                                          other affiliates of the
                                                          foregoing; President,
                                                          Treasurer and Director,
                                                          Communication Providers,
                                                          Inc.; Vice President, Farm
                                                          Bureau Life Insurance
                                                          Company and other
                                                          affiliates of the
                                                          foregoing; Chief
                                                          Administrative Officer and
                                                          Director, EquiTrust
                                                          Investment Management
                                                          Services, Inc.; Chief
                                                          Administrative Officer and
                                                          Manager, EquiTrust
                                                          Marketing Services, LLC

 John M. Paule (46)       Chief Marketing     Since 2000  Chief Marketing Officer,          N/A        N/A
                          Officer                         FBL Financial Group, Inc.
                                                          and other affiliates of the
                                                          foregoing; Chief Marketing
                                                          Officer and Director,
                                                          EquiTrust Investment
                                                          Management Services, Inc.;
                                                          Chief Marketing Officer and
                                                          Manager, EquiTrust
                                                          Marketing Services, LLC.

 Lou Ann Sandburg (54)    Vice President-     Since 1999  Vice President-Investments        N/A        N/A
                          Investments &                   and Assistant Treasurer,
                          Assistant                       FBL Financial Group, Inc.
                          Treasurer                       and other affiliates of the
                                                          foregoing;
                                                          Vice President-Investments,
                                                          Assistant Treasurer and
                                                          Director, EquiTrust
                                                          Investment Management
                                                          Services, Inc.;
                                                          Vice President, Assistant
                                                          Treasurer and Manager,
                                                          EquiTrust Marketing
                                                          Services, LLC;
                                                          Vice President, FBL
                                                          Financial Services, Inc.
                                                          and other affiliates of the
                                                          foregoing; Vice President
                                                          and Director, FBL Leasing
                                                          Services, Inc.;
                                                          Vice President, Secretary
                                                          and Director, FBL Real
                                                          Estate Ventures, Ltd.

 Dennis M. Marker (51)    Vice President-     Since 1982  Vice President-Investment         N/A        N/A
                          Investment                      Administration, FBL
                          Administration                  Financial Group, Inc. and
                                                          other affiliates of the
                                                          foregoing; President and
                                                          Director, EquiTrust
                                                          Investment Management
                                                          Services, Inc.;
                                                          Vice President-Investment
                                                          Administration and Manager,
                                                          EquiTrust Marketing
                                                          Services, LLC;
                                                          Vice President and
                                                          Director, FBL Leasing
                                                          Services, Inc.

 NAME, ADDRESS AND AGE                                                                                 OTHER DIRECTORSHIPS
                          POSITION(S) HELD    TERM OF     PRINCIPAL OCCUPATION(S)      NUMBER OF       HELD BY DIRECTOR
                          WITH FUND           OFFICE &    DURING PAST FIVE YEARS       PORTFOLIOS IN
                                              LENGTH                                   FUND COMPLEX
                                              OF TIME                                  OVERSEEN BY
                                              SERVED(1)                                DIRECTOR
 ---------------------------------------------------------------------------------------------------------------------------------

 Sue A. Cornick (42)      Sr. Market Conduct  Since 1990  Sr. Market Conduct and            N/A        N/A
                          and Mutual Funds                Mutual Funds Vice President
                          Manager &                       and Secretary, EquiTrust
                          Secretary                       Investment Management
                                                          Services, Inc. and
                                                          EquiTrust Marketing
                                                          Services, LLC; Sr. Market
                                                          Conduct and Mutual Funds
                                                          Manager, and Secretary,
                                                          EquiTrust Variable
                                                          Insurance Series Fund and
                                                          EquiTrust Series Fund, Inc.

 Kristi Rojohn (39)       Assistant           Since 1990  Investment Compliance Vice        N/A        N/A
                          Secretary                       President and Assistant
                                                          Secretary, EquiTrust
                                                          Investment Management
                                                          Services, Inc. and
                                                          EquiTrust Marketing
                                                          Services, LLC; Assistant
                                                          Secretary, EquiTrust
                                                          Variable Insurance Series
                                                          Fund and EquiTrust Series
                                                          Fund, Inc.

 Susan M. Coombs (42)     Mutual Fund         Since 2002  Mutual Fund Accounting            N/A        N/A
                          Accounting                      Director, EquiTrust
                          Director                        Investment Management
                                                          Services, Inc. and
                                                          EquiTrust Marketing
                                                          Services, LLC.

 NON-INTERESTED
 DIRECTORS
 Donald G. Bartling (75)  Director            Since 1980  Farmer; Partner, Bartling          13        None
 25718 CR 6                                               Brothers Partnership
 Herman, Nebraska 68029                                   (farming business)

 Erwin H. Johnson (59)    Director            Since 1989  Farmer; Owner and Manager,         13        Director, First Security
 1841 March Avenue                                        Center View Farms, Co.;                      Bank and Trust Co. (Charles
 Charles City, Iowa                                       Farm Financial Planner;                      City, Iowa)
 50616-9115                                               Iowa State University
                                                          Cooperative Extension
                                                          Service Seed Sales;
                                                          Syngenta; Director, Iowa
                                                          4-H Foundation and Ag
                                                          Ventures Alliance; Council
                                                          Member, West St. Charles:
                                                          United Methodist Church

 Kenneth Kay (59)         Director            Since 1996  President, K-Ranch Inc.            13        Director, First Whitney
 51606 590th Street                                                                                    Bank & Trust (Atlantic,
 Atlantic, Iowa                                                                                        Iowa)
 50022-8233

 Curtis C. Pietz (71)     Director            Since 1986  Investor; Farm Management;         13        None
 R.R. 3 Box 79                                            Director of Agricultural
 Lakefield, Minnesota                                     Finance, Minnesota
 56150                                                    Department of Agriculture.


     --------------------------------


  1 Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director of the Fund until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until his successor is elected and qualified, or until such director sooner dies, resigns or is removed.
  2 All interested directors and officers maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.

   COMMITTEES OF BOARD OF DIRECTORS



  The Board of Directors has established an Audit Committee. The Audit Committee of the Fund recommends the selection of independent auditors for the Fund, reviews with such independent public accountants the planning, scope and results of their audit of the Fund's financial statements and the fees for services performed, reviews the financial statements of the Fund and receives audit reports. The Audit Committee consists of four members, Messrs. Bartling, Johnson, Kay and Pietz. The Audit Committee met two times during the fiscal year ending July 31, 2002.

  The Board of Directors has also established a Nominating Committee. The Nominating Committee of the Fund selects and nominates all nominees for those director positions to be held by individuals who are not interested persons of the Fund. The Nominating Committee consists of four members, Messrs. Bartling, Johnson, Kay and Pietz. The Nominating Committee did not hold a meeting during the fiscal year ending July 31, 2002 and has not established procedures for shareholders to submit recommendations for names to the Board of Directors.



  The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Series Fund, Inc. and as officers and trustees of EquiTrust Variable Insurance Series Fund. Several of the officers and directors also are officers and directors of the Adviser. Each of the directors not affiliated with the Adviser will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $5,000 for serving on the boards of all EquiTrust Mutual Funds and a fee of $1,000 plus expenses for each directors' meeting of the EquiTrust Mutual Funds attended. A fee of $250 shall be paid for each telephonic board or committee meeting attended.



  The following table sets forth compensation received by all directors of the Fund for the fiscal year ended July 31, 2002. The information in the last column of the table sets forth the total compensation received by all directors for calendar year 2001 for services as a director of the Fund and other funds in the EquiTrust family.



                                       PENSION AND
                    AGGREGATE      RETIREMENT BENEFITS     TOTAL COMPENSATION
                   COMPENSATION     ACCRUED AS PART OF     FROM ALL FUNDS IN
NAME OF DIRECTOR  FROM THE FUND       FUND EXPENSES       THE EQUITRUST FAMILY
Mr. Bartling          $3,167                $0                  $ 9,500
Mr. Oddy                   0                 0                        0
Mr. Johnson            3,167                 0                    9,500
Mr. Kay                3,167                 0                    9,500
Mr. Lang*                  0                 0                        0
Mr. Pietz              3,167                 0                    9,500
Mr. Wiederstein*           0                 0                        0



  * Mr. Wiederstein resigned from the Fund and Mr. Lang was elected as a director of the Fund effective February 14, 2002.


  Directors and officers of the Fund do not receive any benefits from the Fund upon retirement, nor does the Fund accrue any expenses for pension or retirement benefits.

  The following table sets forth the dollar range of securities in the Fund owned by each Director and the aggregate dollar range of securities for all Funds in the EquiTrust family owned by each Director as of December 31, 2001.



                                                                       AGGREGATE DOLLAR RANGE OF
                                                                    EQUITY SECURITIES IN ALL FUNDS
                                         DOLLAR RANGE OF           OVERSEEN BY DIRECTOR IN FAMILY OF
       NAME OF DIRECTOR               SECURITIES IN THE FUND             INVESTMENT COMPANIES
         Craig A. Lang                         None                        $10,001-$50,000
        William J. Oddy                     $1-$10,000                     $10,001-$50,000
      Donald G. Bartling                    $1-$10,000                     $50,001-$100,000
          Kenneth Kay                       $1-$10,000                        $1-$10,000
        Curtis C. Pietz                        None                        $50,001-$100,000
       Erwin J. Johnson                     $1-$10,000                     $50,001-$100,000



  As of September 30, 2002, the officers and directors as a group owned of record or beneficially less than 1.4% of the then outstanding shares of the Fund, and EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa, the Adviser, owned of record and beneficially 4.10% of the Fund's outstanding shares.


--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


    The following information supplements the information set forth in the Prospectus under the caption "Portfolio Management." Pursuant to an Investment Advisory and Management Services Agreement dated February 23, 1981 (the "Agreement"), EquiTrust Investment Management Services, Inc. ("EquiTrust" or "Adviser") acts as the Fund's investment adviser and manager subject to the supervision of the Fund's Board of Directors. EquiTrust has served as investment adviser and manager since the Fund commenced operations in March, 1981. EquiTrust is a wholly owned subsidiary of FBL Financial Services, Inc., which is a wholly owned subsidiary of FBL Financial Group, Inc., an Iowa corporation, 57% of whose outstanding voting shares are in turn owned by Iowa Farm Bureau Federation, an Iowa not-for-profit corporation. The following individuals are officers and/or directors of the Adviser and are officers and/or directors of the Fund: Stephen M. Morain, William J. Oddy, JoAnn Rumelhart, John Paule, Timothy J. Hoffman, Dennis M. Marker, James W. Noyce, Lou Ann Sandburg, Sue A. Cornick, Kristi Rojohn and Susan M. Coombs. The Adviser also acts as the investment adviser to individuals, institutions and two other mutual funds: EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.


    The Adviser subscribes to leading bond information services and receives published reports and statistical compilations from issuers directly, as well as analyses from brokers and dealers who may execute portfolio transactions for the Fund or the Adviser's other clients. The Adviser regards this information and material, however, as an adjunct to its own research activities.

    Under the Agreement, the Adviser handles the investment and reinvestment of the Fund's assets and provides for the Fund, at the Adviser's expense, office space and facilities, simple business equipment, advisory, research and statistical facilities, clerical services and personnel as may be necessary to administer the business affairs of the Fund. The Adviser also has agreed to arrange for any of its officers and directors to serve without salary as directors, officers or agents of the Fund if duly elected to such positions.


    As compensation for the investment advisory and management services and the aforementioned facilities and administrative services to be provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee of .25% of the average daily net assets, accrued daily and payable monthly. For the fiscal years ended July 31, 2002, 2001 and 2000, the Fund's investment advisory and management fee expense was $69,400, $74,916 and $77,427, respectively.


    The Adviser is not required to pay expenses of the Fund other than as set forth above. The Fund pays other expenses, which include net asset value calculations; portfolio transaction costs; interest on Fund obligations; miscellaneous reports; membership dues; all expenses of registration of its shares under federal and state securities laws; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements, reports and notices to shareholders; investor services (including allocable telephone and personnel expenses incurred by the Adviser); all taxes and fees payable to federal, state or other governmental authorities; the fees and expenses of independent auditors, legal counsel, custodian, transfer and dividend disbursing agent and any fees of directors who are not affiliated with the Adviser; and insurance premiums for fidelity bond and other coverage of the Fund's operations.

    The Agreement continues in effect from year-to-year as long as its continuation is approved annually by vote of a majority of the Fund's outstanding shares or by its Board of Directors, including, in either event, a majority of those directors who are not parties to such agreement or "interested persons" (as such term is defined in the Investment Company Act) of any such party except in their capacities as directors of the Fund. It may be terminated without penalty at any time upon 60 days' notice by the Adviser, or by the Fund by vote of the Fund's Board of Directors, or by a majority vote of the Fund's outstanding shares, and would terminate automatically upon assignment. The Agreement may be amended only with the approval of a majority of the outstanding voting securities of the Fund.


    The Agreement was most recently approved for continuance on November 14, 2002, by the Board of Directors, including a vote of a majority of the directors who are not "interested persons" of either party to the Agreement. Unless earlier terminated as described above, the Agreement will remain in effect until November 30, 2003.



    In approving the Agreement for continuance, the Board of Directors considered, among other factors, the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to the Fund. The Board evaluated reports from the Adviser that addressed specific factors designed to assist the Board's consideration of these and other issues.



    With respect to the nature and quality of the services provided by the Adviser, the Board reviewed the functions performed by the Adviser and the personnel providing such services and considered the quality of the services provided. The Board also reviewed reports prepared by the Adviser containing information on total return and expense ratios with comparisons to peer groups of funds pursuing broadly similar strategies and other financial measures of the Fund over relevant past periods. In addition, the Board considered the advisory and management fee, expense ratios and applicable expense waivers for the Fund, noting that the fee and expense ratios of the Fund were reasonable given the quality of services expected to be provided and were competitive with the fee and expense ratios of similar mutual funds.



    With respect to the overall fairness of the Agreement, the Board primarily considered the fee structure of the Agreement. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level.


    The Agreement provides that the Adviser shall not be liable for error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except loss resulting from bad faith, gross negligence or willful misfeasance of the Adviser.

    PORTFOLIO TRANSACTIONS. Purchases and sales of portfolio securities are normally principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid by the Fund for such purchases and none were paid during the last three fiscal years. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices. The primary consideration in the allocation of transactions is the most favorable price and execution of orders.

    The investment decisions for the Fund are reached independently from those for the other mutual funds and other clients whose investments are managed by EquiTrust. Such other clients may also make investments in money market instruments at the same time as the Fund. When both the Fund and one or more of such clients have amounts available for investment in money market instruments, available investments are allocated as to amount in a manner considered equitable to each. In some cases, this procedure may affect the size or price of the position obtainable for the Fund. It is the opinion of the Board of Directors that the benefits available because of EquiTrust's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of the most favorable net results to the Fund.

--------------------------------------------------------------------------------

UNDERWRITING AND DISTRIBUTION
--------------------------------------------------------------------------------


    Pursuant to an underwriting agreement dated December 31, 1983, as amended December 1, 2002, EquiTrust Investment Management Services, Inc. (the "Distributor") serves as principal underwriter and sole distributor of the Fund's shares, acting as the exclusive agent of the Fund in the sale of its shares to securities dealers who in turn sell the shares to the public. The Distributor has agreed to use its best efforts to distribute shares of the Fund. The Distributor pays expenses incident to the sale and distribution of Fund shares, including preparation and distribution of literature relating to the Fund and its investment performance, and circulation of advertising and public relations material.


    The terms of termination and assignment under the underwriting agreement are the same as those under the investment advisory agreement except that termination for reasons other than assignment of the agreement requires six months' notice.

    The Fund bears the expenses of registration of its shares with the Commission and the cost of qualifying and maintaining the qualification of the Fund's shares under securities laws of the various states. The Fund also pays expenses incident to the issuance of its shares, such as taxes and transfer and dividend disbursing fees.

--------------------------------------------------------------------------------

NET ASSET VALUE
--------------------------------------------------------------------------------

    The NAV per share of the Fund is determined as of the earlier of the close of the New York Stock Exchange (the "NYSE") or 3:00 p.m. (Central time), on each day that (i) the NYSE is open for business and (ii) an order for purchase or redemption of shares of the Fund is received. If the Fund offices should be closed because of a weather-related or comparable type of emergency, and the Fund is unable to segregate orders and redemption requests received on the emergency closed day, then the Fund will price those orders and redemptions at the NAV next determined.

    The Fund's NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities (including dividends payable), by the number of Fund shares outstanding. The NAV per share is ordinarily $1.00. The Fund's total assets are determined by valuing the portfolio securities at amortized cost, pursuant to Rule 2a-7 under the Investment Company Act. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's portfolio valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for those instruments. If a deviation of 1/2 of 1% or more were to occur between the Fund's $1.00 per share NAV and the NAV calculated by reference to market valuations, or if there were any other deviation which the Board of Directors believed would result in dilution or other unfair results material to shareholders or purchasers, the Board of Directors would promptly consider what action, if any, should be initiated. The Fund reserves the right to calculate or estimate the NAV more frequently than once a day if it is deemed desirable.

    The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher yielding securities increases, and when yields increase, the market value of the portfolio invested at lower yields can be expected to decline. In addition, if the Fund has net redemptions at a time when interest rates have increased, the Fund may have to sell portfolio securities prior to maturity at a price below the Fund's carrying value. Also, because the portfolio generally will be valued at amortized cost rather than market, any yield quoted may be different if the entire portfolio were valued at market since amortized cost does not take market fluctuations into consideration.

--------------------------------------------------------------------------------

RETIREMENT PLANS
--------------------------------------------------------------------------------


    State Street Bank and Trust Company, a Massachusetts trust company, serves as custodian and provides the services required for Individual Retirement Plans (IRAs), Roth IRAs, Coverdell Education Savings Plans, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Section 403(b) Plans and Qualified Pension and Profit Sharing Plans. An annual maintenance fee, currently $10, will be collected annually by redemption of shares or fractions thereof from each participant's account(s). EquiTrust Investment Management Services, Inc. performs plan services for a portion of the fee and during the fiscal year ended July 31, 2002 received $1,560 for its services. Unusual administrative responsibilities will be subject to such additional charges as will reasonably compensate the custodian for the service involved.


    Since a retirement investment program involves a commitment covering future years, it is important that the investor consider his or her needs and whether the investment objective of the Fund as described in the Prospectus is likely to fulfill them. Premature termination or curtailment of the plan may result in adverse tax consequences. Consultation with an attorney or other tax adviser regarding these plans is recommended. For further information regarding these plans, contact the Fund.

--------------------------------------------------------------------------------

REDEMPTIONS
--------------------------------------------------------------------------------

    The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for trading (other than customary weekend and holiday closings); (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonable or practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or
    (c) the Commission by order permits such suspension for the protection of the Fund's investors. In such event, redemption will be effected at the NAV next determined after the suspension has been terminated unless the shareholder has withdrawn the redemption request in writing and the request has been received by EquiTrust Investment Management Services, Inc.,
    5400 University Avenue, West Des Moines, Iowa 50266, prior to the day of such determination of NAV.

--------------------------------------------------------------------------------

TAXATION OF THE FUND
--------------------------------------------------------------------------------


    Information concerning the federal income tax consequences to Fund shareholders of buying, holding, exchanging, and selling the Fund's shares may be found in the Prospectus under the heading "Taxes."



    The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This special tax status means that the Fund will not be subject to the federal income tax on income and capital gains distributed to shareholders. To preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term income capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.



    Any loss recognized on the disposition of the Fund's shares by a shareholder that were held for six months or less will be treated as a long-term capital loss to the extent that the shareholder has received any long-term capital gain distributions on such shares.



    A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution generally is the sum of 98% of the Fund's net ordinary income for the calendar year, plus 98% of its capital gain net income for the one-year period ending October 31, plus all such net ordinary income and net capital gains for previous years that were not distributed during such years. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.


--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time, the Fund may advertise "yield" and "effective yield." Each of these figures is based upon historical results and is not necessarily representative of the future performance of the Fund. Yield is a measure of the net investment income per share earned over a specific seven-day period expressed as a percentage of the Fund's NAV per share at the beginning of the period. Yield is an annualized figure, meaning that it is assumed that the Fund generates the same level of investment income over a one-year period. The effective yield is computed similarly, but the net investment income earned is assumed to be compounded when annualized. The Fund's effective yield will be slightly higher than its yield due to this compounding.

    Additionally, from time to time, in advertisements or reports to shareholders, the Fund may compare its performance to that of the Consumer Price Index or various unmanaged indexes. The Fund may also use mutual fund quotation services such as Lipper Analytical Services, Inc., an independent mutual fund reporting service, or similar industry services, for purposes of comparing the Fund's rank or performance with that of the other mutual funds having similar investment objectives. Performance comparisons should not be considered representative of the future performance of the Fund.

--------------------------------------------------------------------------------

PERFORMANCE CALCULATION


    The Fund's yield is computed in accordance with a standard method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed as follows: The Fund's net investment income per share (accrued interest on portfolio securities, plus or minus amortized premium or discount, less accrued expenses) for the period is divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return") and the result is divided by seven and multiplied by 365. The resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The Fund's yield for the seven-day period ended July 31, 2002 was 0.59%.



    The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of the assumed compounding. The formula for the effective yield is (base period return +1) to the power of (365/7) - 1. The Fund's effective yield for the seven-day period ended July 31, 2002 was 0.60%.


    The Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Fund is held, but also on such matters as any realized gains and losses, unrealized appreciation and depreciation and changes in Fund expenses.

--------------------------------------------------------------------------------

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------

    The Fund is a no-load, open-end, diversified management investment company incorporated under Maryland law on November 5, 1980. The Fund has authorized capital of 500,000,000 shares of capital stock, $0.001 par value per share. All shares of capital stock have equal voting rights and equal rights with respect to dividends, assets, liquidation and redemption. They are fully paid and nonassessable when issued and have no preemptive, conversion or exchange rights. The shares are transferable without restriction. Full and fractional shares may be issued and each fractional share has proportionately the same rights, including voting, as are provided for a full share.

--------------------------------------------------------------------------------

SHAREHOLDER VOTING RIGHTS
--------------------------------------------------------------------------------

    Under the Fund's corporate charter and by-laws, the Fund is not required to hold, and does not anticipate that it will hold, annual shareholders' meetings. However, it will hold special meetings of shareholders as required or deemed desirable for such purposes as electing directors, changing fundamental policies or approving an investment management agreement.

    Each member of the Board of Directors serves for a term of unlimited duration, subject to the right to remove a director by the Board of Directors or the shareholders. The Board of Directors has the power to alter the number of directors and to appoint successor directors, provided that immediately after the appointment of any successor director, at least two-thirds of the directors have been elected by the shareholders of the Fund. However, if at any time less than a majority of the directors holding office has been elected by the shareholders, the directors are required to call a special meeting of shareholders for the purpose of electing directors to fill any existing vacancies on the Board.

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN

    Deutsche Bank, 16 Wall Street, New York, New York 10005 currently serves as custodian of all cash and securities owned by the Fund. The custodian performs no managerial or policy-making functions for the Fund.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS

    The Fund's independent auditors are Ernst & Young LLP, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309. The independent auditors audit and report on the Fund's annual financial statements, review certain regulatory reports and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

--------------------------------------------------------------------------------

ACCOUNTING SERVICES


    The Fund has entered into an accounting services agreement with EquiTrust Investment Management Services, Inc. pursuant to which EquiTrust performs accounting services for the Fund. In addition, the Agreement provides that EquiTrust shall calculate the Fund's NAV in accordance with the Fund's current Prospectus and prepare for Fund approval and use various tax returns and other reports. For such services, the Fund pays EquiTrust an annual fee, payable monthly, of .05% of the Fund's average daily net assets, with the annual fee payable by the Fund not to exceed $30,000. During the fiscal year ended July 31, 2002, the aggregate amount of such fees paid to EquiTrust was $13,880.


--------------------------------------------------------------------------------

SHAREHOLDER SERVICE, DIVIDEND DISBURSING AND TRANSFER AGENT


    EquiTrust Investment Management Services, Inc. serves as the Fund's Shareholder Service, Dividend Disbursing and Transfer Agent. EquiTrust in turn has contracted with DST Systems, Inc. ("DST"), an unrelated party, to perform certain services incident to the maintenance of shareholder accounts. The Fund pays EquiTrust an annual fee of $9.00 per account and miscellaneous activity fees plus out-of-pocket expenses, a portion of which is paid to DST. During the fiscal year ended July 31, 2002, the aggregate amount of such fees paid to EquiTrust was $95,626 of which $34,219 was paid to DST.


--------------------------------------------------------------------------------


ANTI-MONEY LAUNDERING LAWS AND REGULATIONS



    The Fund is required to comply with certain federal anti-money laundering laws and regulations. These laws and regulations require financial institutions such as the Fund to obtain and verify certain information concerning the identity of investors. In addition, a Fund may be required to "freeze" the account of a shareholder if certain account information matches information on government lists of known terrorists or other suspicious persons or the shareholder appears to be involved in suspicious activities, or the Fund may be required to transfer the account or the proceeds of the account to a government agency.


--------------------------------------------------------------------------------

CODE OF ETHICS

    The Fund and the Adviser/Distributor have adopted a joint Code of Ethics. Persons (as defined in the Code) are permitted to make personal securities transactions, subject to requirements and restrictions set forth in such Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Fund. The Code of Ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities and requires the reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

--------------------------------------------------------------------------------

LEGAL MATTERS

    The firm of Vedder, Price, Kaufman & Kammholz, Chicago, Illinois, is counsel for the Fund and its independent directors.

--------------------------------------------------------------------------------

REGISTRATION STATEMENT

    The Fund's Prospectus and this SAI omit certain information contained in the Registration Statement, which the Fund has filed with the Securities and Exchange Commission under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of EquiTrust Money Market Fund, Inc. for the fiscal year ended July 31, 2002, were filed with the Securities and Exchange Commission on September 27, 2002, and are incorporated by reference. Shareholders will receive the Fund's audited annual report and the unaudited semi-annual report. Additional copies of such reports may be obtained without charge by contacting the Fund.

                       EQUITRUST MONEY MARKET FUND, INC.
                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS


 (a)  (1)  Restated Articles of Incorporation of Registrant. (1)
      (2) Articles of Amendment which became effective on May 1, 1998. (3)
 (b)  (1)  By-Laws of Registrant, as amended. (1)
      (2)  By-Laws, as amended August 15, 1996. (2)
 (c)  Inapplicable.
 (d)  (1)  Conformed copy of Investment Advisory and Management
      Agreement with Registrant's Adviser. (1)
      (2)  Amendment to Management Fee Schedule dated December 1,
           1996. (2)
 (e)  (1)  Conformed copy of Underwriting Agreement. (1)
      *(i) Underwriting Agreement, as amended and restated
      December 1, 2002.
      *(2)  Form of Dealer Agreement.
 (f)  Inapplicable.
 (g)  Conformed copy of Custodian Agreement. (1)
 (h)  (1)  Fidelity Bond Joint Insureds Agreement. (2)
      (2)  Joint Insureds D&O and E&O Agreement. (1)
      *(i) Joint Insureds D&O and E&O Agreement, as amended
      May 23, 2002.
      (3)  Accounting Services Agreement. (1)
      *(i) Accounting Services Agreement, as amended and restated
      December 1, 2002.
      (4)  Shareholder Service, Dividend Disbursing and Transfer
           Agent Agreement. (1)
      (i) Exhibit A to Shareholder Service, Dividend Disbursing and Transfer Agent Agreement. (6)
      *(ii) Shareholder Service, Dividend Disbursing and Transfer
      Agent Agreement, as amended and restated December 1, 2002.
*(i)  Consent and Opinion of Vedder, Price, Kaufman & Kammholz.
*(j)  Consent of Ernst & Young LLP.
 (k)  Inapplicable.
 (l)  Conformed copy of Subscription Agreement. (1)
 (m)  Inapplicable
 (n)  Inapplicable
 (o)  Inapplicable.
 (p)  Code of Ethics (5)
 (q)  Powers of Attorney. (4)


------------------------

(1) Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on December 1, 1995.

(2) Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 27, 1996.

(3) Incorporated by reference from Post-Effective Amendment No. 18 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 25, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement under the Securities Act of 1933 on Form N-1A, filed on November 30, 1999.

(5) Incorporated by reference from Post-Effective Amendment No. 21 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 29, 2000.


(6) Incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 29, 2001.


------------------------

*   Filed herewith

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Inapplicable.

ITEM 25.  INDEMNIFICATION

    The Maryland Code, Corporations and Associations, Section 2-418 provides for indemnification of directors, officers, employees and agents. Article IX of the Registrant's Articles of Incorporation restricts indemnification for officers and directors in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Article XV of the Registrant's By-Laws also provides for indemnification under certain circumstances.

    The Investment Advisory and Management Services Agreement between the Registrant and EquiTrust Investment Management Services, Inc. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Adviser, the Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

    In addition, the Registrant maintains a directors and officers "errors and omissions" liability insurance policy under which the Registrant and its directors and officers are named insureds.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Registrant's investment adviser is EquiTrust Investment Management Services, Inc. ("EquiTrust"). In addition to its services to Registrant as investment adviser, underwriter and shareholder service, transfer and dividend disbursing agent, all as set forth in Parts A and B of this Registration Statement on Form N-1A, EquiTrust acts as adviser, underwriter and shareholder service, transfer and dividend disbursing agent for EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund, diversified open-end series management investment companies.

    The principal executive officers and directors of EquiTrust are Dennis M. Marker, President and Director; William J. Oddy, Chief Executive Officer and Director; JoAnn Rumelhart, Executive Vice President and Director; Stephen M. Morain, Senior Vice President, General Counsel and Director; James W. Noyce, Chief Financial Officer, Treasurer and Director; Timothy J. Hoffman, Chief Administrative Officer and Director; John M. Paule, Chief Marketing Officer and Director and Lou Ann Sandburg, Vice President-Investments, Assistant Treasurer and Director. A description of their services as officers and employees of FBL Financial Group, Inc. and its affiliates is incorporated herein by reference to Part B -- Statement of Additional Information of this Registration Statement on Form N-1A.

ITEM 27.  PRINCIPAL UNDERWRITERS

    (a) EquiTrust Investment Management Services, Inc., the principal underwriter for Registrant, also acts as the principal investment adviser, underwriter and shareholder service, transfer and dividend disbursing agent for EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund, diversified, open-end series management investment companies.

    (b) The principal business address of each director and principal officer of the principal underwriter is 5400 University Avenue, West Des Moines, Iowa 50266. See Item 28 for information on the principal officers of EquiTrust Investment Management Services, Inc., investment manager and principal underwriter for the Registrant.

    (c) Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

    All such accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of the Registrant and the offices of the Investment Adviser, EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 29.  MANAGEMENT SERVICES

    Inapplicable.

ITEM 30.  UNDERTAKINGS

    Inapplicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines and State of Iowa, on the 26th day of November, 2002.



                                EQUITRUST MONEY MARKET FUND, INC.

                                By:              /s/ CRAIG A. LANG
                                     ------------------------------------------
                                                   Craig A. Lang
                                                     PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


          /s/ CRAIG A. LANG            President and Director
 ------------------------------------    (Principal Executive       November 26, 2002
            Craig A. Lang                Officer)

         /s/ WILLIAM J. ODDY           Chief Executive Officer
 ------------------------------------    and Director               November 26, 2002
           William J. Oddy

        /s/ DONALD G. BARTLING
 ------------------------------------  Director                     November 26, 2002
         Donald G. Bartling*

         /s/ ERWIN H. JOHNSON
 ------------------------------------  Director                     November 26, 2002
          Erwin H. Johnson*

           /s/ KENNETH KAY
 ------------------------------------  Director                     November 26, 2002
             Kenneth Kay*

         /s/ CURTIS C. PIETZ
 ------------------------------------  Director                     November 26, 2002
           Curtis C. Pietz*

 *By       /s/ STEPHEN M. MORAIN
       ------------------------------
             Stephen M. Morain
       ATTORNEY-IN-FACT, PURSUANT TO
             POWER OF ATTORNEY